Leasee - Summary of Present Value Recognized in the Consolidated Balance Sheet is Presented - (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	R$ 326,862	R$ 271,372
Current [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	6,214	6,038
Current [member] | Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	304	333
Current [member] | Later than three months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	842	945
Non-current [member] | Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	3,088	2,830
Non-current [member] | Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	R$ 1,980	R$ 1,930